Provision for Income Taxes - Components of Income Tax Provision (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current taxes: [Abstract]
Federal									$ 0	$ 0	$ 0
State									67	52	162
Total current taxes									67	52	162
Deferred taxes:
Federal									0	0	0
State									4	3	2
Total deferred taxes									4	3	2
Provision for income taxes	$ 20	$ 18	$ 15	$ 18	$ 22	$ 14	$ 14	$ 5	$ 71	$ 55	$ 164